PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 4,198,577
Property, plant and equipment at end of period	3,246,394	$ 4,198,577
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,627,720	4,916,720
Additions	348,087	1,711,000
Disposals	(31,854)
Property, plant and equipment at end of period	6,943,953	6,627,720
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,429,143)	(1,526,726)
Amortization	1,275,885	902,417
Disposals	7,469
Property, plant and equipment at end of period	(3,697,559)	(2,429,143)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558	12,558
Additions	0	0
Disposals	0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Disposals	0
Property, plant and equipment at end of period	0	0
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,256,425
Property, plant and equipment at end of period	2,166,168	2,256,425
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,963,983	2,955,901
Additions	0	8,082
Disposals	0
Property, plant and equipment at end of period	2,963,983	2,963,983
Building [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(707,558)	(613,709)
Amortization	90,257	93,849
Disposals	0
Property, plant and equipment at end of period	(797,815)	(707,558)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,179
Property, plant and equipment at end of period	4,143	5,179
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Disposals	0
Property, plant and equipment at end of period	43,715	43,715
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(38,536)	(37,241)
Amortization	1,036	1,295
Disposals	0
Property, plant and equipment at end of period	(39,572)	(38,536)
Production Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	345,325
Property, plant and equipment at end of period	308,059	345,325
Production Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	992,615	817,148
Additions	63,465	175,467
Disposals	(31,854)
Property, plant and equipment at end of period	1,024,226	992,615
Production Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(647,290)	(579,506)
Amortization	76,346	67,784
Disposals	7,469
Property, plant and equipment at end of period	(716,167)	(647,290)
Prototype [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,548,190
Property, plant and equipment at end of period	605,866	1,548,190
Prototype [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,497,845	970,394
Additions	85,156	1,527,451
Disposals	0
Property, plant and equipment at end of period	2,583,001	2,497,845
Prototype [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(949,655)	(284,058)
Amortization	1,027,480	665,597
Disposals	0
Property, plant and equipment at end of period	(1,977,135)	(949,655)
ROU Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,900
Property, plant and equipment at end of period	149,600	30,900
ROU Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	117,004	117,004
Additions	199,466	0
Disposals	0
Property, plant and equipment at end of period	316,470	117,004
ROU Asset [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(86,104)	(12,212)
Amortization	80,766	73,892
Disposals	0
Property, plant and equipment at end of period	$ (166,870)	$ (86,104)